Finance Lease Liabilities, Net	12 Months Ended
Dec. 31, 2024
Finance Lease Liabilities, Net [Abstract]
FINANCE LEASE LIABILITIES, NET
15.	FINANCE LEASE LIABILITIES, NET

	As of December 31,
	2024	2023
Current portion	$96,372	$108,597
Non-current portion	121,746	218,996
Finance lease liabilities	$218,118	$327,593

For the years ended December 31, 2024, 2023 and 2022, interest expense was $16,977, $28,126 and $51,070, respectively.

The minimum lease payments under finance lease agreements are as follows:

	As of December 31,
	2024	2023
Within 1 year	$107,498	$126,042
After 1 year but within 5 years	127,848	236,293
Less: Finance charges	(17,228)	(34,742)
Present value of finance lease liabilities, net	$218,118	$327,593

Finance lease assets comprise primarily vehicles and office equipment as follow:

	As of December 31,
	2024	2023
Cost	$723,444	$655,371
Less: Accumulated depreciation	(280,286)	(215,038)
Net book value	$443,158	$440,333